OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:      0001547361

MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-NQM4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Scott, (212) 761-4940

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Certain of the Exhibits to this Form ABS-15G include Mortgage Loans that will not be included in the final population for the MSRM 2026-NQM4 securitization (the “Securitization”) and, therefore, the totals and percentages included in the Executive Summaries or Narrative Reports of those Exhibits reflect a broader population of mortgage loans, and not the final population for the Securitization. As of the date of this filing, only the Mortgage Loans listed in Exhibit 99.7 are anticipated to be included in the final population for the Securitization.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.

Date: April 10, 2026	By:	/s/ Anthony Piperno
Name: Anthony Piperno Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1     Third Party Due Diligence Report - Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

99.2     Third Party Due Diligence Report – AMC Diligence, LLC Executive Summary

Schedule 1 – Exception Grades Report

Schedule 2 – Rating Agency Grades Report

Schedule 3 – Data Compare Report

Schedule 4 – Valuation Summary Report

Schedule 5 – Supplemental Report

Schedule 6 – Multi Property Valuation Report

99.3     Third Party Due Diligence Report – Clarifii LLC Due Diligence Narrative Report

Schedule 1 – Rating Agency Grades Detail Report

Schedule 2 – Rating Agency Grades Summary Report

Schedule 3 – Data Compare Report

Schedule 4 – ATR QM Report

Schedule 5 – Valuation Report

99.4     Third Party Due Diligence Report – Clayton Services LLC Due Diligence Narrative Report

Schedule 1 – Non ATR QM Upload Report

Schedule 2 – Conditions Report

Schedule 3 – Loan Level Tape Compare Report

Schedule 4 – Rating Agency ATR QM Report

Schedule 5 – Valuation Summary Report

Schedule 6 – Waived Conditions Report

99.5     Third Party Due Diligence Report – Consolidated Analytics, Inc. Executive Summary

Schedule 1 – Due Diligence Standard Report (Set #1, 363 loans)

Schedule 2 – Rating Agency Grades Summary Report (Set #1, 363 loans)

Schedule 3 – Valuations Summary Report (Set #1, 363 loans)

Schedule 4 – Data Compare Report (Set #1, 363 loans)

Schedule 5 – Property Supplemental Report (Set #1, 363 loans)

Schedule 6 – Due Diligence Standard Report (Set #2, 161 loans)

Schedule 7 – Rating Agency Grades Summary Report (Set #2, 161 loans)

Schedule 8 – Valuations Summary Report (Set #2, 161 loans)

Schedule 9 – Data Compare Report (Set #2, 161 loans)

Schedule 10 – Property Supplemental Report (Set #2, 161 loans)

99.6     Third Party Due Diligence Report – Selene Diligence LLC Due Diligence Narrative Report

Schedule 1 – Rating Agency Grades Summary Report

Schedule 2 – Valuation Report

Schedule 3 – Data Compare Report

Schedule 4 – Standard Findings Report

Schedule 5 – Supplemental Data Extract Report

Schedule 6 – Rating Agency Multi-Property Valuation Report

99.7     Morgan Stanley Residential Mortgage Loan Trust 2026-NQM4 Loan List